Schedule of Investments TCW Transform Supply Chain ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 6.9%
TransDigm Group, Inc.	1,103	$1,492,734
Building Products - 6.9%
Advanced Drainage Systems, Inc.	3,841	464,415
Trane Technologies plc	2,782	1,009,171
		1,473,586
Commercial Services & Supplies - 14.3%
GFL Environmental, Inc.	23,918	1,031,583
Waste Connections, Inc.	11,102	2,040,215
		3,071,798
Construction & Engineering - 4.8%
WillScot Holdings Corp.*	27,685	1,026,006
Construction Materials - 13.0%
Martin Marietta Materials, Inc.	2,800	1,523,536
Vulcan Materials Co.	4,661	1,277,813
		2,801,349
Electrical Equipment - 6.2%
Eaton Corp. plc	4,082	1,332,528
Ground Transportation - 6.2%
Canadian Pacific Kansas City Ltd.	13,301	1,058,760
Saia, Inc.*	556	266,941
		1,325,701
Industrial Conglomerates - 2.7%
Siemens AG	2,711	583,431
Machinery - 1.0%
Parker-Hannifin Corp.	306	216,357
Metals & Mining - 1.4%
Teck Resources Ltd., Class B	7,297	298,301
Semiconductors & Semiconductor Equipment - 24.0%
Broadcom, Inc.	4,380	969,163
Lam Research Corp.	4,244	343,976
Marvell Technology, Inc.	9,730	1,098,128
Micron Technology, Inc.	3,480	317,515
NVIDIA Corp.	8,397	1,008,228
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,871	1,438,238
		5,175,248
Software - 5.9%
PTC, Inc.*	5,456	1,055,627
Roper Technologies, Inc.	374	215,293
		1,270,920
Investments	Shares	Value
Trading Companies & Distributors - 5.5%
Ferguson Enterprises, Inc.	5,359	$970,622
United Rentals, Inc.	269	203,918
		1,174,540
Total Common Stocks (Cost $18,807,211)		21,242,499
	Principal
Short-Term Investments - 3.9%
Time Deposit - 3.9%
JP Morgan Chase, New York 3.68% 2/3/2025
(Cost $836,886)	$836,886	836,886
Total Investments - 102.7% (Cost $19,644,097)		$22,079,385
Liabilities in Excess of Other Assets - (2.7%)		(583,461)
Net Assets - 100.0%		$21,495,924

*	Non-income producing security.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF January 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$21,242,499	$–	$–	$21,242,499
Short-Term Investments
Time Deposit	836,886	–	–	836,886
Total Investments	$22,079,385	$–	$–	$22,079,385

*	Please refer to the Schedule of Investments to view securities segregated by industry.